Leases - Summary of changes in right of use assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Leases [Line Items]
Beginning balance	$ 169.7	$ 180.3
Additions	42.6	27.6
Depreciation	(55.2)	(50.6)
Impairment	(6.1)
Effect of foreign currency exchange rate changes	4.2	(0.2)
Remeasurement and other	27.6	12.6
Ending balance	182.8	169.7
Building & land [member]
Leases [Line Items]
Beginning balance	152.4	163.2
Additions	36.7	19.0
Depreciation	(47.5)	(43.0)
Impairment	(6.1)
Effect of foreign currency exchange rate changes	3.3	0.7
Remeasurement and other	27.3	12.5
Ending balance	166.1	152.4
Equipment [member]
Leases [Line Items]
Beginning balance	17.3	17.1
Additions	5.9	8.6
Depreciation	(7.7)	(7.6)
Impairment	0.0
Effect of foreign currency exchange rate changes	0.9	(0.9)
Remeasurement and other	0.3	0.1
Ending balance	$ 16.7	$ 17.3